VCA-2

Schedule of Investments (unaudited)

as of March 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Aerospace & Defense — 1.7%
Northrop Grumman Corp.	5,732	$1,734,217
United Technologies Corp.	12,670	1,195,161

		2,929,378

Automobiles — 1.4%
Tesla, Inc.*	4,470	2,342,280

Banks — 7.9%
Bank of America Corp.	105,326	2,236,071
Citigroup, Inc.	50,406	2,123,101
JPMorgan Chase & Co.	53,256	4,794,638
PNC Financial Services Group, Inc. (The)	18,579	1,778,382
Truist Financial Corp.	59,505	1,835,134
Wells Fargo & Co.	21,776	624,971

		13,392,297

Beverages — 1.2%
PepsiCo, Inc.	17,042	2,046,744

Building Products — 0.9%
Johnson Controls International PLC	59,020	1,591,179

Capital Markets — 1.2%
Goldman Sachs Group, Inc. (The)	13,569	2,097,632

Chemicals — 3.7%
Dow, Inc.	50,089	1,464,602
FMC Corp.	23,230	1,897,659
Linde PLC (United Kingdom)	16,495	2,853,635

		6,215,896

Communications Equipment — 0.5%
Cisco Systems, Inc.	22,217	873,350

Consumer Finance — 1.3%
Capital One Financial Corp.	17,429	878,770
SLM Corp.	172,389	1,239,477

		2,118,247

Containers & Packaging — 0.7%
Crown Holdings, Inc.*	20,612	1,196,320

Diversified Telecommunication Services — 3.2%
AT&T, Inc.	83,676	2,439,155
Verizon Communications, Inc.	56,087	3,013,555

		5,452,710

Electric Utilities — 2.0%
American Electric Power Co., Inc.	42,260	3,379,955

Electrical Equipment — 0.6%
Emerson Electric Co.	21,943	1,045,584

Entertainment — 3.1%
Netflix, Inc.*	9,103	3,418,176
Walt Disney Co. (The)	18,600	1,796,760

		5,214,936

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	6,894	944,892
American Campus Communities, Inc.	32,927	913,724
American Tower Corp.	7,298	1,589,140
Boston Properties, Inc.	12,918	1,191,427

		4,639,183

Food & Staples Retailing — 1.7%
Walmart, Inc.	25,464	2,893,220

Food Products — 3.0%
Conagra Brands, Inc.	48,262	1,416,007
Danone SA (France), ADR	77,643	988,784
Mondelez International, Inc. (Class A Stock)	51,548	2,581,524

		4,986,315

Health Care Providers & Services — 1.9%
Cigna Corp.	8,911	1,578,851
Laboratory Corp. of America Holdings*	13,482	1,703,990

		3,282,841

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	9,007	1,489,307

Household Products — 2.7%
Procter & Gamble Co. (The)	29,847	3,283,170
Reckitt Benckiser Group PLC (United Kingdom)	17,240	1,314,669

		4,597,839

Insurance — 3.1%
Chubb Ltd. (Switzerland)	22,958	2,564,179
Marsh & McLennan Cos., Inc.	12,829	1,109,195
MetLife, Inc.	50,903	1,556,105

		5,229,479

Interactive Media & Services — 4.0%
Alphabet, Inc. (Class A Stock)*	4,503	5,232,261
Tencent Holdings Ltd. (China), ADR	30,804	1,512,168

		6,744,429

Internet & Direct Marketing Retail — 4.3%
Alibaba Group Holding Ltd. (China), ADR*	15,080	2,932,759
Amazon.com, Inc.*	2,256	4,398,568

		7,331,327

IT Services — 3.4%
Adyen NV (Netherlands), 144A*	3,501	2,975,666
Mastercard, Inc. (Class A Stock)	11,365	2,745,329

		5,720,995

Media — 1.1%
Comcast Corp. (Class A Stock)	54,651	1,878,901

Multi-Utilities — 2.3%
Ameren Corp.	32,417	2,360,930
Dominion Energy, Inc.	21,096	1,522,920

		3,883,850

Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	39,494	2,861,735
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	34,162	1,191,912
Suncor Energy, Inc. (Canada)	69,354	1,095,793
Williams Cos., Inc. (The)	60,149	851,109

		6,000,549

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	13,418	2,138,024

Pharmaceuticals — 9.6%
AstraZeneca PLC (United Kingdom), ADR	123,358	5,509,168
Bristol-Myers Squibb Co.	34,344	1,914,335
Eli Lilly & Co.	36,063	5,002,660
Merck & Co., Inc.	22,112	1,701,297
Pfizer, Inc.	65,377	2,133,905

		16,261,365

Road & Rail — 1.4%
Union Pacific Corp.	16,720	2,358,189

Semiconductors & Semiconductor Equipment — 5.0%
Broadcom, Inc.	8,043	1,906,995
NVIDIA Corp.	14,441	3,806,648
QUALCOMM, Inc.	20,419	1,381,345
Texas Instruments, Inc.	14,377	1,436,694

		8,531,682

Software — 8.3%
Adobe, Inc.*	9,681	3,080,881
Microsoft Corp.	43,584	6,873,633
salesforce.com, Inc.*	19,109	2,751,314
SAP SE (Germany), ADR	12,012	1,327,326

		14,033,154

Specialty Retail — 2.0%
Advance Auto Parts, Inc.	6,686	623,937
Lowe’s Cos., Inc.	18,917	1,627,808
Ross Stores, Inc.	12,875	1,119,739

		3,371,484

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	19,998	5,085,291

Textiles, Apparel & Luxury Goods — 2.2%
Kering SA (France)	3,008	1,560,376
Lululemon Athletica, Inc. (Canada)*	11,009	2,086,756

		3,647,132

Trading Companies & Distributors — 0.8%
United Rentals, Inc.*	12,665	1,303,229

TOTAL COMMON STOCKS (cost $133,199,651)		165,304,293

SHORT-TERM INVESTMENT — 2.3%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,984,224)(a)	3,984,224	3,984,224

TOTAL INVESTMENTS — 99.9% (cost $137,183,875)		169,288,517
Other assets in excess of liabilities — 0.1%		149,906

NET ASSETS — 100.0%		$169,438,423

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).